United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: Sep 30, 2010"
Check here if Amendment [  X  ]

Institutional Investment Manager Filing This Report:

"Name:     Foster & Motley, Inc."
"Address:  7755 Montgomery Road, Suite 100"
"          Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence J. Bernhard
Title:   CCO
Phone:   513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, March 10, 2011"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	128
Form 13F Information Table Value Total:  229,196 (thousands)

List of Other Included Managers:  None

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                                                                                  Form 13F Information Table

                                      Title of                              Value               Investment    Other   Voting Auth
                  Name of Issuer       class               CUSIP          (x$1000)    Shares    Discretion   Managers      Sole
3M Company                              com               88579Y101        5,089      58,693        sole                58,693
A T & T Inc.                            com               00206R102        1,448      50,637        sole                50,637
Abbott Laboratories                     com               002824100        3,080      58,953        sole                58,953
Accenture Ltd Cl A                      Shs Class A       G1151C101        1,499      35,269        sole                35,269
Adams Express Co                        com               006212104          141      14,191        sole                14,191
AFLAC Inc                               com               001055102        4,356      84,230        sole                84,230
American Express Company                com               025816109        1,435      34,143        sole                34,143
Annaly Capital Management               com               035710409        5,934     337,166        sole               337,166
Archer-Daniels-Midland Co               com               039483102        3,231     101,230        sole               101,230
Auto Data Processing                    com               053015103        1,013      24,090        sole                24,090
Bank of Hawaii Corporation              com               062540109          917      20,415        sole                20,415
Baxter International Inc                com               071813109          402       8,422        sole                 8,422
Becton Dickinson & Co                   com               075887109        4,484      60,517        sole                60,517
Bemis Co Inc                            com               081437105        2,868      90,320        sole                90,320
BlackRock Senior High Inc Fund          com               09255T109           48      11,950        sole                11,950
BP PLC Adr                              Spon ADR          055622104          210       5,096        sole                 5,096
Bristol-Myers Squibb Co                 com               110122108        4,805     177,245        sole               177,245
C V S Caremark Corp.                    com               126650100          946      30,058        sole                30,058
CenturyLink                             com               156700106        1,408      35,676        sole                35,676
Cerner Corp                             com               156782104          455       5,418        sole                 5,418
Chevron Corp                            com               166764100        6,306      77,803        sole                77,803
Chubb Corp                              com               171232101        4,759      83,510        sole                83,510
Cincinnati Financial Cp                 com               172062101          979      33,978        sole                33,978
Cisco Systems Inc                       com               17275R102          625      28,545        sole                28,545
Coca Cola Company                       com               191216100          336       5,746        sole                 5,746
Cohen & Steers Quality Income Realt     com               19247L106          635      80,847        sole                80,847
Colgate-Palmolive Co                    com               194162103          835      10,863        sole                10,863
Computer Sciences Corp                  com               205363104          398       8,645        sole                 8,645
ConAgra Foods, Inc.                     com               205887102          598      27,260        sole                27,260
ConocoPhillips                          com               20825C104        4,046      70,454        sole                70,454
Corning Inc                             com               219350105        1,192      65,215        sole                65,215
DB Commodity Index Tracking FD          Unit Ben Int      73935S105        2,543     105,490        sole               105,490
Dominion Resources Inc.                 com               25746U109        1,134      25,980        sole                25,980
DTF Tax free Income Inc.                com               23334J107        1,123      68,135        sole                68,135
Du Pont E I De Nemour&Co                com               263534109          338       7,565        sole                 7,565
EastGroup Properties Inc.               com               277276101          951      25,430        sole                25,430
Eaton Corporation                       com               278058102        1,539      18,660        sole                18,660
Eaton Vance Ltd Duration Inc Fd         com               27828H105          211      12,830        sole                12,830
Eli Lilly & Company                     com               532457108          229       6,261        sole                 6,261
Equifax Inc                             com               294429105          643      20,600        sole                20,600
Exxon Mobil Corporation                 com               30231G102        4,560      73,803        sole                73,803
Family Dollar Stores Inc                com               307000109          472      10,685        sole                10,685
Franklin Street Properties Corp.        com               35471R106          973      78,370        sole                78,370
Frontier Communications                 com               35906A108          109      13,290        sole                13,290
General Dynamics Corp                   com               369550108          445       7,085        sole                 7,085
General Electric                        com               369604103          515      31,712        sole                31,712
General Mills Inc                       com               370334104        3,866     105,800        sole               105,800
Hasbro Inc                              com               418056107        2,585      58,078        sole                58,078
Healthcare Realty Trust                 com               421946104          442      18,905        sole                18,905
Hess Corporation                        com               42809H107        2,586      43,735        sole                43,735
Hewlett-Packard Company                 com               428236103        4,482     106,526        sole               106,526
Highwood Properties Inc                 com               431284108          682      20,995        sole                20,995
Hospitality Properties Trust            com               44106M102        1,232      55,179        sole                55,179
Hudson City Bancorp, Inc.               com               443683107        3,812     310,970        sole               310,970
Hugoton Royalty Trust                   Unit Ben Int      444717102        2,199     110,007        sole               110,007
I T T Corporation New                   com               450911102        2,826      60,355        sole                60,355
Illinois Tool Works                     com               452308109          775      16,475        sole                16,475
ING Clarion Global RE Income Fund       com               44982G104        1,748     231,460        sole               231,460
Intel Corp                              com               458140100          921      47,979        sole                47,979
Intl Business Machines                  com               459200101        7,017      52,311        sole                52,311
iShares Barclays 1-3 Yr Credit Bond     iShs              464288646          555       5,280        sole                 5,280
iShares Barclays TIPS Bond              iShs              464287176        1,365      12,518        sole                12,518
iShares iBoxx $ High Yield Corporat     iShs              464288513        1,823      20,320        sole                20,320
iShares iBoxx Inv Grade Corp Bond       iShs              464287242        1,058       9,358        sole                 9,358
J P Morgan Chase & Co.                  com               46625H100        1,906      50,082        sole                50,082
Johnson & Johnson                       com               478160104        4,033      65,083        sole                65,083
Kimberly-Clark Corp                     com               494368103        1,401      21,540        sole                21,540
Kraft Foods Inc                         com               50075N104          450      14,589        sole                14,589
Kroger Company                          com               501044101        1,777      82,060        sole                82,060
Lubrizol Corporation                    com               549271104        3,720      35,100        sole                35,100
M S Emerging Mkt Debt                   com               61744H105          161      14,235        sole                14,235
M S Emerging Mkts Domestic Debt         com               617477104        2,845     166,386        sole               166,386
Marathon Oil Company                    com               565849106          337      10,177        sole                10,177
McDonald's Corp.                        com               580135101        6,157      82,630        sole                82,630
Medtronic Inc                           com               585055106        1,363      40,588        sole                40,588
Merck & Co Inc                          com               58933Y105          247       6,701        sole                 6,701
Microsoft Corp                          com               594918104        2,536     103,541        sole               103,541
National Oilwell Varco, Inc.            com               637071101          234       5,270        sole                 5,270
Northrop Grumman Corp                   com               666807102        3,422      56,438        sole                56,438
Occidental Pete Corp                    com               674599105          570       7,285        sole                 7,285
Omnicom Group Inc                       com               681919106        3,105      78,656        sole                78,656
Oracle Corporation                      com               68389X105          346      12,903        sole                12,903
PepsiCo Incorporated                    com               713448108        1,112      16,733        sole                16,733
Pfizer Incorporated                     com               717081103        1,084      63,160        sole                63,160
PG & E Corp.                            com               69331C108        4,401      96,890        sole                96,890
PowerShares DB Commodity Long ETN       PS CMDT LG ETN    25154H459          592      36,840        sole                36,840
Powershares DB Gold Index Fd.           DB Gold Fund      73936B606        2,497      53,835        sole                53,835
Procter & Gamble                        com               742718109        6,018     100,343        sole               100,343
Riversource Lasalle INTL RE FD          com               76932W102          169      18,100        sole                18,100
Ross Stores, Inc                        com               778296103          866      15,845        sole                15,845
Royal Dutch Shell A Adr                 Spon ADR          780259206          205       3,395        sole                 3,395
S E I Investments Co                    com               784117103          325      16,000        sole                16,000
Schlumberger LTD                        com               806857108          291       4,725        sole                 4,725
Simon Ppty Group New                    com               828806109        1,346      14,510        sole                14,510
SPDR Gold Shares                        Gold Shs          78463V107          499       3,898        sole                 3,898
State Street Corp                       com               857477103          200       5,315        sole                 5,315
Stereotaxis Inc                         com               85916J102           67      16,230        sole                16,230
Suncor Energy Inc                       com               867224107          213       6,555        sole                 6,555
Symantec Corp                           com               871503108          683      45,160        sole                45,160
Sysco Corporation                       com               871829107        1,120      39,286        sole                39,286
T J X Cos Inc                           com               872540109        2,363      52,942        sole                52,942
Target Corporation                      com               87612E106          621      11,625        sole                11,625
TCW Strategic Income Fund, Inc.         com               872340104        1,718     324,200        sole               324,200
Teleflex, Inc.                          com               879369106        2,102      37,020        sole                37,020
Telefonica de Espana ADS                Spon ADR          879382208          265       3,570        sole                 3,570
Templeton Emrg Mkts Incm                com               880192109          205      12,075        sole                12,075
Teva Pharm Inds Ltd Adrf                ADR               881624209        1,420      26,922        sole                26,922
Texas Instruments Inc                   com               882508104        2,854     105,145        sole               105,145
The Bank Of Nova Scotia                 com               064149107          704      13,205        sole                13,205
Thermo Fisher Scientific  Inc.          com               883556102        3,307      69,061        sole                69,061
Toronto-Dominion Bank                   com new           891160509        5,976      82,705        sole                82,705
Total S.A. ADS                          Spon ADR          89151E109        3,504      67,902        sole                67,902
Travelers Companies Inc                 com               89417E109          257       4,925        sole                 4,925
U G I Corporation New                   com               902681105        5,371     187,741        sole               187,741
Union Pacific                           com               907818108          288       3,515        sole                 3,515
United Technologies Corp                com               913017109        4,694      65,900        sole                65,900
US Bancorp                              com new           902973304          904      41,818        sole                41,818
V F Corporation                         com               918204108          553       6,820        sole                 6,820
Valspar Corporation                     com               920355104          209       6,575        sole                 6,575
Verizon Communications                  com               92343V104        3,863     118,546        sole               118,546
Vodafone New  Adr                       Spon ADR New      92857W209          456      18,385        sole                18,385
Walgreen Company                        com               931422109        1,134      33,838        sole                33,838
Wal-Mart Stores Inc                     com               931142103        6,003     112,157        sole               112,157
Washington REIT                         SH BEN INT        939653101        1,943      61,240        sole                61,240
Wells Fargo & Company                   com               949746101          973      38,733        sole                38,733
Western Asset Emerging Mkt Inc Fnd      com               95766E103          260      19,000        sole                19,000
Western Asset High Income Oppty Fd Inc  com               95766K109          158      25,140        sole                25,140
Western Asset Intermediate Muni Fd      com               958435109          556      57,370        sole                57,370